Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Unearned Compensation-ESOP [Member]	Unearned Compensation-RRP [Member]	Retained Earnings [Member]	AOCI (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Sep. 30, 2008	$ 915	$ 445,391	$ (10,082)	$ (553)	$ 759,375	$ (5,968)	$ (317,862)	$ 871,216
Comprehensive income:
Net income					66,298			66,298	[1]
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes of $24,210, $1,221 and $3,159 respectively						39,838		39,838
Total comprehensive income								106,136
ESOP activity, net		5,913	2,016					7,929
RRP activity, net		131		(100)			24	55
Stock based compensation - stock options and RRP		281		323				604
Acquisition of treasury stock							(2,426)	(2,426)
Stock options exercised		1,156					697	1,853
Dividends on common stock to stockholders					(44,069)			(44,069)
Balance at Sep. 30, 2009	915	452,872	(8,066)	(330)	781,604	33,870	(319,567)	941,298
Comprehensive income:
Net income					67,840			67,840	[1]
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes of $24,210, $1,221 and $3,159 respectively						(2,008)		(2,008)
Total comprehensive income								65,832
ESOP activity, net		4,465	2,016					6,481
RRP activity, net		123		(163)			47	7
Stock based compensation - stock options and RRP		214		238				452
Acquisition of treasury stock							(4,019)	(4,019)
Stock options exercised		121					178	299
Dividends on common stock to stockholders					(48,400)			(48,400)
Balance at Sep. 30, 2010	915	457,795	(6,050)	(255)	801,044	31,862	(323,361)	961,950
Comprehensive income:
Net income					38,403			38,403	[1]
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes of $24,210, $1,221 and $3,159 respectively						(5,155)		(5,155)
Total comprehensive income								33,248
ESOP activity, net		3,259	2,763					6,022
RRP activity, net		(4)						(4)
Stock based compensation - stock options and RRP		131		131				262
Stock options exercised		42						42
Dividends on common stock to stockholders					(150,110)			(150,110)
Merger of Capitol Federal Savings Bank MHC	(522)	1,997			(1,223)			252
Retirement of treasury stock	(175)	(204,199)			(118,987)		323,361
Exchange of common stock	276	(323)						(47)
Proceeds from stock offering, net of offering expenses	1,181	1,133,993						1,135,174
Purchase of common stock by ESOP			(47,260)					(47,260)
Balance at Sep. 30, 2011	$ 1,675	$ 1,392,691	$ (50,547)	$ (124)	$ 569,127	$ 26,707		$ 1,939,529

[1]	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.